Contingent Liabilities and Financial Commitments - Group Litigation - Additional Information (Details) $ in Millions		6 Months Ended			30 Months Ended
	Oct. 27, 2015 CAD ($)	Jun. 30, 2018 GBP (£) ClassAction Case Plaintiff	Jun. 30, 2018 USD ($) ClassAction Case Plaintiff	Jun. 30, 2018 CAD ($) ClassAction Case Plaintiff	Jun. 30, 2018 USD ($)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case		2,427	2,427	2,427
Number of plaintiffs | Plaintiff		3,072	3,072	3,072
Number of paid judgments | Case		20	20	20
Payment for compensatory and punitive damages			$ 116.6
Amount paid for attorneys fees and statutory interest			56.9
Litigation settlement amount			$ 173.5
RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss Contingency Amount of Overall Damages comprising Compensatory Damages					$ 137.2
Amount of overall damages comprising punitive damages					$ 176.3
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit				10
Canada | Bottom Of Range [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government				$ 10,000,000,000
Canada | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government				118,000,000,000
Ontario | Bottom Of Range [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government				280,000,000,000
Damages claimed				50,000,000,000
Ontario | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government				630,000,000,000
Damages claimed				$ 330,000,000,000
Canada | Quebec Class Actions | Imperial
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction		2	2	2
Litigation security guarantee amount paid	$ 758,000,000
Charge against profit regards to litigation security amount paid | £		£ 0
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap			$ 200.0